COMMITMENT	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
COMMITMENT [Text Block]

11.         COMMITMENT

The Company leases its head office under a non-cancellable operating lease expiring within five years. On renewal, the terms of the lease are renegotiated. In 2018, excess office space was sub-let to a third party under a non-cancellable operating lease expiring in two years. Commitments for minimum lease payments in relation to non-cancellable operating leases are payable as follows:

	2018	2017
Lease payments
Within one year	$181,184	$96,106
Later than one year but not later than five years	649,241	-
Later than five years	-	-
Total	$830,425	$96,106
Sub-Lease payments
Future minimum lease payments to be received
in relation to non-cancellable sub-leases of operating leases	$112,146	$500